Nature of Operations and Summary of Significant Accounting Policies - Schedule of Inventory (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials	$ 565,071	$ 568,916
Work in process	44,532	48,819
Finished goods	513,465	460,802
Total	$ 1,123,068	$ 1,078,537